Additional Balance Sheet Information	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Additional Balance Sheet Information	Additional Balance Sheet Information
Inventories, net consisted of the following as of December 31, (in thousands):

	2023	2022
Raw materials and work in process	$486	$48
Electric motorcycles and electric balance bikes	28,205	25,291
Parts and accessories and apparel	3,431	3,876
Inventories, net	$32,122	$29,215
Inventory valuation reserves deducted from cost were $3,539 thousand and $1,320 thousand as of December 31, 2023 and 2022, respectively.
Other current assets primarily include prepaid expenses of $1,905 thousand and $3,700 thousand as of December 31, 2023 and 2022, respectively.
Property, plant and equipment, net consisted of the following as of December 31, (in thousands):

	2023	2022
Construction in progress	$6,697	$26,362
Tooling	23,627	9,874
Machinery and equipment	5,147	3,488
Software	17,310	2,799
Leasehold improvements	2,023	1,635
	$54,804	$44,158
Accumulated depreciation	(17,122)	(12,591)
Property, plant and equipment, net	$37,682	$31,567
Depreciation was $4,531 thousand, $3,939 thousand and $4,256 thousand for the years ending December 31, 2023, 2022 and 2021, respectively. Software, net of accumulated amortization, included in Property, plant and equipment, net, was $14,395 thousand and $1,309 thousand as of December 31, 2023 and 2022, respectively. The Company had $4,933 thousand and $7,748 thousand related to purchases of property, plant and equipment included in Accrued liabilities as of December 31, 2023 and December 31, 2022, respectively. The Company had $3,651 thousand related to purchases of property, plant and equipment included in Accounts payable as of December 31, 2021.
Other long-term assets consisted primarily of capitalized implementation costs incurred in connection with cloud computing arrangements that do not include a license to internal-use software in accordance with Accounting Standards Update 2018-15.
Accrued liabilities consisted of the following as of December 31, (in thousands):

	2023	2022
Payroll and employee benefits	$7,077	$4,641
Engineering	5,215	4,377
Warranty and recalls	730	397
Deferred revenue	214	163
Sales incentives	78	—
Taxes	579	352
Accrued capital expenditures	4,933	7,748
Other	2,363	2,665
Accrued liabilities	$21,189	$20,343